Shareholder Report, Holdings (Details) - C000005441	Jun. 30, 2025
Microsoft
Holdings [Line Items]
Percent of Net Asset Value	7.40%
NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Apple
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Netflix
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Broadcom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Visa
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Bank of America
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.30%